Expense Example - Eaton Vance VT Floating-Rate Income Fund	Initial Class 1 Year	Initial Class 3 Years	Initial Class 5 Years	Initial Class 10 Years	ADV Class 1 Year	ADV Class 3 Years	ADV Class 5 Years	ADV Class 10 Years	Institutional Class 1 Year	Institutional Class 3 Years	Institutional Class 5 Years	Institutional Class 10 Years
USD ($)	120	375	649	1,432	95	296	515	1,143	66	208	362	810